UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ]  is a restatement
                                     []  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                  Cincinnati Financial Corporation
Address:               6200 South Gilmore Road
                       Fairfield, Ohio 45014

13F File Number:       028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting
   Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         February 7, 2013


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.     File No.      Name
01      028-10753     The Cincinnati Insurance Company
02      028-10754     The Cincinnati Life Insurance Company
03      028-10755     The Cincinnati Casualty Company
04      028-10756     The Cincinnati Indemnity Company
05      028-12741     The Cincinnati Specialty Underwriters Insurance Company
06      028-14579     CSU Producer Resources, Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             0
                                              -----------
Form 13F Information Table Entry Total:       44
                                              -----------
Form 13F Information Table Value Total        961,135
                                              -----------
                                              (thousands)


List of Other Included Managers: None


                              COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
Name of Issuer             Title of Class       Cusip   FMV       Shrs/Prn  SH/PRN  Put/ Investment Oth Mgrs Sole     Shared None
                                                        (000)       Amt             Call     Dis
3M CO                         COMMON          88579Y101  17,549      189,000   SH    -      SOLE               189,000  -    -
ABBOTT LABORATORIES           COMMON          002824100  14,266      217,800   SH    -      SOLE               217,800  -    -
AGL RESOURCES INC             COMMON          001204106  25,421      635,997   SH    -      SOLE               635,997  -    -
AT&T INC                      COMMON          00206R102  18,271      542,000   SH    -      SOLE               542,000  -    -
AUTOMATIC DATA PROCESSING     COMMON          053015103   5,693      100,000   SH    -      SOLE               100,000  -    -
BAXTER INTERNATIONAL INC      COMMON          071813109  15,665      235,000   SH    -      SOLE               235,000  -    -
BLACKROCK INC                 COMMON          09247X101   7,235       35,000   SH    -      SOLE                35,000  -    -
CHEVRON CORP                  COMMON          166764100  25,954      240,000   SH    -      SOLE               240,000  -    -
CHUBB CORP                    COMMON          171232101   9,592      127,350   SH    -      SOLE               127,350  -    -
CISCO SYSTEMS INC             COMMON          17275R102  46,854    2,384,500   SH    -      SOLE             2,384,500  -    -
CME GROUP INC                 COMMON          12572Q105  45,603      900,000   SH    -      SOLE               900,000  -    -
CONOCOPHILLIPS                COMMON          20825C104   5,799      100,000   SH    -      SOLE               100,000  -    -
DOVER CORP                    COMMON          260003108  52,358      796,800   SH    -      SOLE               796,800  -    -
DUKE ENERGY CORP              COMMON          26441C204  18,204      285,333   SH    -      SOLE               285,333  -    -
EMERSON ELECTRIC CO           COMMON          291011104  14,397      271,845   SH    -      SOLE               271,845  -    -
GENERAL MILLS INC             COMMON          370334104  21,584      534,000   SH    -      SOLE               534,000  -    -
GENUINE PARTS CO              COMMON          372460105  52,326      823,000   SH    -      SOLE               823,000  -    -
HASBRO INC                    COMMON          418056107   9,356      260,600   SH    -      SOLE               260,600  -    -
HONEYWELL INTERNATIONAL INC   COMMON          438516106  60,138      947,500   SH    -      SOLE               947,500  -    -
INTEL CORP                    COMMON          458140100  14,036      680,700   SH    -      SOLE               680,700  -    -
INTL BUSINESS MACHINES CORP   COMMON          459200101  32,564      170,000   SH    -      SOLE               170,000  -    -
JOHNSON & JOHNSON             COMMON          478160104  21,030      300,000   SH    -      SOLE               300,000  -    -
JP MORGAN CHASE               COMMON          46625H100   2,638       60,000   SH    -      SOLE                60,000  -    -
LEGGETT & PLATT INC           COMMON          524660107   2,586       95,000   SH    -      SOLE                95,000  -    -
LINEAR TECHNOLOGY CORP        COMMON          535678106  27,241      794,200   SH    -      SOLE               794,200  -    -
MCDONALD'S CORP               COMMON          580135101  39,486      447,638   SH    -      SOLE               447,638  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AM8   2,357    2,350,000  PRN    -      SOLE                     -  -    -
MEDTRONIC INC                 CONVERTIBLE DEB 585055AK2   1,906    1,900,000  PRN    -      SOLE                     -  -    -
MERIDIAN BIOSCIENCE INC       COMMON          589584101  15,795      780,000   SH    -      SOLE               780,000  -    -
MICROCHIP TECHNOLOGY INC      COMMON          595017104  19,880      610,000   SH    -      SOLE               610,000  -    -
MICROSOFT CORP                COMMON          594918104  24,706      925,000   SH    -      SOLE               925,000  -    -
NORFOLK SOUTHERN CORP         COMMON          655844108  32,570      526,687   SH    -      SOLE               526,687  -    -
PEPSICO INC                   COMMON          713448108  51,973      759,500   SH    -      SOLE               759,500  -    -
PFIZER INC                    COMMON          717081103   9,881      394,000   SH    -      SOLE               394,000  -    -
PRAXAIR INC                   COMMON          74005P104  12,368      113,000   SH    -      SOLE               113,000  -    -
PROCTER & GAMBLE CO/THE       COMMON          742718109   3,388       49,900   SH    -      SOLE                49,900  -    -
QUALCOMM INC                  COMMON          747525103  29,569      478,000   SH    -      SOLE               478,000  -    -
RPM INTERNATIONAL INC         COMMON          749685103  24,214      824,725   SH    -      SOLE               824,725  -    -
SPECTRA ENERGY CORP           COMMON          847560109   7,280      265,900   SH    -      SOLE               265,900  -    -
UNITED TECHNOLOGIES CORP      COMMON          913017109   1,722       21,000   SH    -      SOLE                21,000  -    -
US BANCORP                    COMMON          902973304   4,312      135,000   SH    -      SOLE               135,000  -    -
VERIZON COMMUNICATIONS INC    COMMON          92343V104  29,540      682,700   SH    -      SOLE               682,700  -    -
VF CORP                       COMMON          918204108  35,901      237,805   SH    -      SOLE               237,805  -    -
WAL-MART STORES INC           COMMON          931142103  47,927      702,438   SH    -      SOLE               702,438  -    -
                                                        961,135
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